DISCONTINUED OPERATIONS AND EXIT/SALE OF PRODUCT LINES (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011 item	Dec. 29, 2012 Office and Consumer Products	Dec. 31, 2011 Office and Consumer Products	Sep. 29, 2012 Other Specialty Converting Businesses	Dec. 31, 2011 Product line from Performance Films business	Dec. 29, 2012 Product line from Label and Packaging Materials business	Dec. 31, 2011 Product line from Label and Packaging Materials business
Assets
Trade accounts receivable, net					$ 119.0	$ 117.7
Inventories, net					57.2	50.9
Other current assets					7.7	5.9
Total current assets					183.9	174.5
Property, plant and equipment, net					79.5	74.2
Goodwill		166.0		166.0	167.9	166.0
Other intangibles resulting from business acquisitions, net					32.5	32.9
Other assets					8.4	7.3
Total Assets					472.2	454.9
Liabilities
Short-term borrowings						1.1
Accounts payable					31.2	34.7
Accrued payroll and employee benefits					21.2	10.9
Other accrued liabilities					91.9	94.2
Total current liabilities					144.3	140.9
Non-current liabilities					16.2	13.6
Total Liabilities					160.5	154.5
Exit costs
Exit costs incurred							3.9
Proceeds from sale of product lines			0.8	21.5				21.0	0.8	0.5
Number of product lines sold				2
Gain on sale of product line	$ 0.6	$ 5.6	$ 0.6	$ 5.6				$ 5.6